Long-term debt, net (Details Narrative) $ in Thousands	1 Months Ended		6 Months Ended
	Jan. 27, 2021 USD ($)	Jan. 22, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Seller’s credit agreement			$ 6,000	$ 0
Repayments of financing arrangements			18,489	18,453
Repayments of Debt			68,117	134,968
Outstanding balance			46,740		$ 0
Deferred loan issuance cost			4,452		$ 5,338
Interest expense			$ 5,805	$ 7,664
Weighted average interest rate			3.00%	4.20%
M/V CMA CGM Magdalena [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 49,628
M/V Adonis [Member]
Debt Instrument [Line Items]
Outstanding balance			46,740
Deferred loan issuance cost			$ 752
CMTC [Member]
Debt Instrument [Line Items]
Seller’s credit agreement	$ 6,000
CMTC [Member] | Sellers' Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
CMBFL Sale And Leaseback Transaction [Member] | Each Of The Three Vessels [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date		January 22, 2021
Sale and leaseback transaction gross cash inflow financing arrangement		$ 10,010
Debt Instrument, Term		5 years
Number of repayment installments		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment, Principal		$ 275
Purchase option to acquire vessel under a financing arrangement		$ 4,505
Debt Instrument, Description of Variable Rate Basis		Libor
Debt Instrument, Basis Spread on Variable Rate		2.85%